19. VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
VARIABLE INTEREST ENTITIES

On November 26, 2008, through the Company’s wholly owned subsidiary, Chuanglian, the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies (refers to Kaiyuan Logistics, Kaiyuan Auto Trade Co., Ltd., and Hebei Xuhua Trading Co., Ltd.) and their shareholder, as the Enterprise Agreements. Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholder, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered VIEs and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the VIEs .

In January 2013, the Company has further amended the Enterprise Agreements with Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan. Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment. Thereafter, Hebei Shengrong Investment became the shareholder of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged.

In December 2016, Hebei Kaiyuan was replaced by Hebei Yarui Trading. The related Enterprise Agreements involving Hebei Kaiyuan were replaced by identical agreements involving Hebei Yarui Trading instead. This occurred because Hebei Kaiyuan had split into two companies due to business reasons. One of the split companies, Hebei Yarui Trading, replaced Hebei Kaiyuan in our VIE structure.

In 2017, Kaiyuan Logistics was deregistered, as a result thereof, the VIEs only include Kaiyuan Auto Trade and Hebei Xuhua Trading thereafter.

In 2018, Kaiyuan Auto Trade and Hebei Xuhua Trading remain unchanged as the two VIEs of the Company.

Details of the Enterprise Agreements are as follows:

Assignment of Voting Rights

The shareholder of the VIEs irrevocably agreed to assign all of its voting rights to the Company for all business resolutions. As a result, the Company has direct control of the Board of Directors and has authority to appoint the majority of the Board of Directors which makes it the primary controlling shareholder of the VIEs.

Management and Operating Agreement

The Company is engaged to exclusively manage and operate the sales and service of the VIEs, including the development of sales and marketing strategy, management of customer services, daily operations, financial management, employment issues and all other related operating and consulting services. Furthermore, the shareholders of the VIEs agree that without the prior consent of the Company, the VIEs will not engage in any transactions that could materially affect their respective assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of their assets or intellectual property rights in favor of a third party or transfer of any agreements relating to their business operation to any third party. The management and operating agreement in respect of each of VIEs was entered in 2013 and 2016, respectively, and has a term of 10 years and will be extended for another 10 years automatically unless the Company files a written notice at least 3 months prior to the expiration of this agreement.

Equity Interest Transfer Agreement

The shareholders of the VIEs agree to transfer all of its assets to the Company and the Company has an exclusive, irrevocable and unconditional right to purchase, or cause the Company’s designated party to purchase, from such shareholders, at the Company’s sole discretion, part or all of the shareholders’ equity interests in the VIEs when and, to the extent that, applicable PRC Laws permit the Company to own part or all of such equity interests in the VIEs. According to the Exclusive Equity Interest Transfer Agreement, the purchase price to be paid by the Company to the shareholders of the VIEs will be the minimum amount of consideration permitted by applicable PRC Law at the time when such share transfer occurs.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the VIEs and their shareholders agree to pledge all of its equity interest and operating profits to guarantee the performance of the VIEs in the obligation under the Equity Interest Transfer Agreement. In the event of the breach of any conditions of the Equity Interest Transfer Agreement, the Company is entitled to enforce its pledge rights over the equity interests of the VIEs for any losses suffered from the breach.

The FASB issued guidance requiring companies to provide enhanced disclosures about an enterprise’s involvement in a VIE. This guidance also requires an enterprise to qualitatively assess the determination of the primary beneficiary of a VIE. As part of its qualitative assessment the Company has evaluated the following:

●	The entity in which equity investors do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or

●	As a group, the holders of the equity investment at risk lack any one of the following three characteristics:

(i) The power through voting rights or similar rights to direct activities that most significantly impact the entity’s economic performance,

(ii) The obligation to absorb the expected losses of the entity, and

(iii) The right to receive the expected residual return of the entity.

If an investment is determined to be a VIE, the Company then performs an analysis to determine if the Company is the primary beneficiary of the VIE. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity it must have:

●	The power to direct the activities of a VIE that most significantly impact the entity’s economic performance (“power criterion”), and

●	The obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE (“losses/benefits criterion”).

As part of its qualitative assessment, Fincera has concluded that it maintains the power criterion since the Company directs the activities that impact the underlying economics of the VIEs. One example of such an activity is that Fincera’s Officers, which is composed of senior employees across Fincera’s departments, is responsible for monitoring performance and allocating resources and capital to the VIEs. Further, since Fincera maintains a priority earnings position in the VIEs and has the ability and obligation to absorb the losses of the VIEs, Fincera also meets the losses/benefits criterion.

These contractual arrangements may not be as effective in providing the Company with control over the VIEs as direct ownership. Due to its VIE structure, the Company has to rely on contractual rights to effect control and management of the VIEs, which exposes it to the risk of potential breach of contract by the shareholders of the VIEs for a number of reasons. For example, their interests as shareholders of the VIEs and the interests of the Company may conflict and the Company may fail to resolve such conflicts; the shareholders may believe that breaching the contracts will lead to greater economic benefit for them; or the shareholders may otherwise act in bad faith. If any of the foregoing were to happen, the Company may have to rely on legal or arbitral proceedings to enforce its contractual rights, including specific performance or injunctive relief, and claiming damages. Such arbitral and legal proceedings may cost substantial financial and other resources, and result in a disruption of its business, and the Company cannot assure that the outcome will be in its favor. Apart from the above risks, there are no significant judgments or assumptions regarding enforceability of the contracts.

In addition, as all of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through either arbitration or litigation in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these contractual arrangements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these contractual arrangements, it may not be able to exert effective control over the VIEs, and its ability to conduct its business may be materially and adversely affected.

None of the assets of the VIEs can be used only to settle obligations of the consolidated VIEs. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016:

	December 31,
	2018	2017
	RMB	RMB

Total assets	5,065,370	4,637,085
Total liabilities	3,134,146	5,388,831

	Year Ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Income	997,285	404,139	480,244
Net income (loss) from discontinued operation	2,060	(46,264)	76,243
Net income (loss) from continued operation	401,224	(369,587)	(23,466)